Related Party Transactions - Schedule of Trade Accounts Payables to Related Parties (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Balance Sheets:
Amount due to related parties	$ 765	$ 848
Trade Accounts Payables [Member]
Balance Sheets:
Amount due to related parties	757	1,011
Trade Accounts Payables [Member] | KOAS [Member]
Balance Sheets:
Amount due to related parties	402	651
Trade Accounts Payables [Member] | KNOT [Member]
Balance Sheets:
Amount due to related parties	$ 355	$ 360